Note 15 - Financial Assets and Liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Long-term growth rate, significant unobservable inputs, entity's own equity instruments	5.00%
Long-term EBITDA margin, significant unobservable inputs, entity's own equity instruments	34.00%
Weighted average cost of capital, significant unobservable inputs, entity's own equity instruments	21.00%
Fair value of preferred shares increase, if long-term growth increased by 1 percentage or EBITDA margin incresed by 2 percentage	$ 2,000
Fair value of preferred shares increase, if cost of capital reduced by 1 percentage	$ 3,300
Financial assets, at fair value		$ 0